Variable Interest Entity - Additional Information (Details) - VIE		12 Months Ended
	Jul. 12, 2017	Dec. 31, 2021
Jivi [Member]
Schedule of Equity Method Investments [Line Items]
Equity interest Owned	19.00%
Wangbo [Member]
Schedule of Equity Method Investments [Line Items]
Equity interest Owned	51.00%	100.00%
Service fee (percentage)	95.00%
Third Party [Member]
Schedule of Equity Method Investments [Line Items]
Equity interest Owned	30.00%
Wangbo | Jivi [Member]
Schedule of Equity Method Investments [Line Items]
Equity interest Owned		51.00%
Shangchi Automobile [Member].
Schedule of Equity Method Investments [Line Items]
Equity interest Owned		19.00%
Shangchi Automobile [Member]. | Third Party [Member]
Schedule of Equity Method Investments [Line Items]
Equity interest Owned		30.00%